CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, equipment and software, net of accumulated depreciation and amortization	$ 15,051	$ 14,632	$ 13,158
Intangible assets, net of accumulated amortization	$ 12,090	$ 10,752	$ 5,082
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	21,359,204	18,316,928	434,720
Common stock, shares outstanding	21,359,204	18,316,928	434,720
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value		$ 0.000001	$ 0.000001
Redeemable convertible preferred stock, shares authorized		10,000,000	10,000,000
Redeemable convertible preferred stock, shares issued		0	0
Redeemable convertible preferred stock, shares outstanding		341,496,158	341,496,158